Share Capital (Details) - Schedule of fair value of options granted to non-employees - Fair Value Options [Member]	12 Months Ended
Dec. 31, 2019 USD ($)
Share Capital (Details) - Schedule of fair value of options granted to non-employees [Line Items]
Value of one ordinary share (in Dollars)	$ 5,930
Dividend yield	0.00%
Expected volatility	62.00%
Risk-free interest rate	2.00%
Expected term	4 years